Putnam Multi-Cap Core Fund
The fund's portfolio
1/31/20 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value
Aerospace and defense (1.1%)
Lockheed Martin Corp.	28,836	$12,345,268
Northrop Grumman Corp.	42,554	15,939,452

		28,284,720
Air freight and logistics (0.1%)
FedEx Corp.	18,014	2,605,545

		2,605,545
Airlines (1.8%)
Air Canada (Canada)(NON)	405,793	13,592,870
American Airlines Group, Inc.	411,771	11,051,934
Southwest Airlines Co.	392,421	21,575,307

		46,220,111
Auto components (0.8%)
Magna International, Inc. (Canada)	305,769	15,499,431
Pirelli & C. SpA (Italy)	1,148,129	5,546,542

		21,045,973
Automobiles (0.5%)
General Motors Co.	417,431	13,938,021

		13,938,021
Banks (7.4%)
Bank of America Corp.	1,997,539	65,579,205
Citigroup, Inc.	509,853	37,938,162
Hilltop Holdings, Inc.	190,975	4,323,674
JPMorgan Chase & Co.	540,819	71,582,803
Wells Fargo & Co.	315,421	14,805,862

		194,229,706
Beverages (1.2%)
Coca-Cola Co. (The)	427,394	24,959,810
Molson Coors Beverage Co. Class B	137,896	7,664,260

		32,624,070
Biotechnology (3.3%)
AbbVie, Inc.	179,842	14,570,799
Amgen, Inc.	202,344	43,716,421
Biogen, Inc.(NON)	35,019	9,414,858
Gilead Sciences, Inc.	216,634	13,691,269
Vertex Pharmaceuticals, Inc.(NON)	28,935	6,569,692

		87,963,039
Building products (0.5%)
Masco Corp.	300,361	14,273,155

		14,273,155
Capital markets (4.4%)
Ameriprise Financial, Inc.	129,889	21,484,939
Apollo Global Management, Inc.	172,686	8,171,502
Goldman Sachs Group, Inc. (The)	134,137	31,891,072
KKR & Co., Inc. Class A	384,129	12,253,715
Morgan Stanley	325,737	17,023,016
Raymond James Financial, Inc.	276,368	25,268,326

		116,092,570
Chemicals (1.4%)
Celanese Corp.	139,386	14,426,451
Dow, Inc.	214,171	9,866,858
Eastman Chemical Co.	169,066	12,049,334

		36,342,643
Commercial services and supplies (0.8%)
BrightView Holdings, Inc.(NON)	172,903	2,731,867
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $32) (Private) (Germany)(NON)(F)(RES)	24	20
New Middle East Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Germany)(NON)(F)(RES)	10	8
Republic Services, Inc.	190,241	18,082,407

		20,814,302
Communications equipment (1.9%)
Cisco Systems, Inc.	1,104,534	50,775,428

		50,775,428
Consumer finance (1.0%)
Capital One Financial Corp.	259,932	25,941,214

		25,941,214
Diversified financial services (1.7%)
Berkshire Hathaway, Inc. Class B(NON)	189,782	42,592,774
Switchback Energy Acquisition Corp. (Units)(NON)	226,990	2,285,789

		44,878,563
Diversified telecommunication services (1.0%)
AT&T, Inc.	692,534	26,053,129

		26,053,129
Electric utilities (1.5%)
Entergy Corp.	169,315	22,268,309
Exelon Corp.	344,934	16,415,409

		38,683,718
Electronic equipment, instruments, and components (0.3%)
APi Group Corp. 144A(NON)	711,565	8,360,889

		8,360,889
Entertainment (1.7%)
Live Nation Entertainment, Inc.(NON)	241,729	16,476,249
Walt Disney Co. (The)	200,500	27,731,155

		44,207,404
Equity real estate investment trusts (REITs) (2.0%)
Alpine Income Property Trust, Inc.(R)	54,925	1,044,674
Armada Hoffler Properties, Inc.(R)	753,634	13,821,648
Easterly Government Properties, Inc.(R)	642,010	15,543,062
Equity Commonwealth(R)	469,514	15,395,364
Gaming and Leisure Properties, Inc.(R)	128,567	6,075,434

		51,880,182
Food and staples retail (2.9%)
Costco Wholesale Corp.	36,539	11,163,395
Kroger Co. (The)	285,575	7,670,545
Walgreens Boots Alliance, Inc.	208,074	10,580,563
Walmart, Inc.	410,805	47,033,064

		76,447,567
Food products (0.6%)
Campbell Soup Co.	313,697	15,179,798

		15,179,798
Health-care equipment and supplies (1.2%)
Baxter International, Inc.	207,383	18,502,711
Medtronic PLC	112,644	13,003,623
RA Medical Systems, Inc.(NON)(S)	83,800	206,986

		31,713,320
Health-care providers and services (3.5%)
Cigna Corp.	32,578	6,267,356
HCA Healthcare, Inc.	166,596	23,123,525
McKesson Corp.	97,903	13,961,947
Tenet Healthcare Corp.(NON)	406,472	12,860,774
UnitedHealth Group, Inc.	128,969	35,137,604

		91,351,206
Health-care technology (0.3%)
Change Healthcare, Inc.(NON)(S)	561,330	8,711,842

		8,711,842
Hotels, restaurants, and leisure (0.3%)
Bloomin' Brands, Inc.	220,358	4,576,836
Kura Sushi USA, Inc. Class A(NON)(S)	158,622	3,572,167

		8,149,003
Household durables (1.4%)
Green Brick Partners, Inc.(NON)	342,890	3,974,095
HC Brillant Services GmbH (acquired 8/2/13, cost $32) (Private) (Germany)(NON)(F)(RES)	48	40
PulteGroup, Inc.	736,871	32,901,290

		36,875,425
Household products (1.2%)
Procter & Gamble Co. (The)	252,598	31,478,763

		31,478,763
Independent power and renewable electricity producers (0.9%)
NRG Energy, Inc.	615,590	22,709,115

		22,709,115
Industrial conglomerates (1.0%)
Honeywell International, Inc.	157,948	27,359,753

		27,359,753
Insurance (1.3%)
Assured Guaranty, Ltd.	338,256	15,505,655
Lincoln National Corp.	248,446	13,535,338
Sirius International Insurance Group, Ltd. (Bermuda)(NON)(S)	438,543	3,911,804

		32,952,797
Interactive media and services (4.4%)
Alphabet, Inc. Class C(NON)	52,090	74,709,041
Facebook, Inc. Class A(NON)	203,603	41,109,482

		115,818,523
Internet and direct marketing retail (3.2%)
Amazon.com, Inc.(NON)	33,220	66,729,678
Booking Holdings, Inc.(NON)	8,876	16,247,962

		82,977,640
IT Services (3.5%)
IBM Corp.	117,206	16,846,018
Mastercard, Inc. Class A	65,764	20,777,478
Priority Technology Holdings, Inc.(NON)	272,753	815,531
Visa, Inc. Class A	263,161	52,361,144

		90,800,171
Media (2.2%)
Comcast Corp. Class A	800,583	34,577,180
Discovery, Inc. Class A(NON)(S)	477,403	13,968,812
Liberty Global PLC Class A (United Kingdom)(NON)(S)	453,637	9,308,631

		57,854,623
Metals and mining (0.8%)
Freeport-McMoRan, Inc. (Indonesia)	600,128	6,661,421
Largo Resources, Ltd. (Canada)(NON)	3,947,003	3,161,420
Nucor Corp.	207,491	9,853,748

		19,676,589
Multiline retail (1.0%)
Target Corp.	238,915	26,457,447

		26,457,447
Oil, gas, and consumable fuels (5.1%)
Brigham Minerals, Inc. Class A	248,496	4,226,917
ConocoPhillips	342,229	20,338,669
Diamondback Energy, Inc.	68,268	5,079,139
Energy Transfer LP	1,025,003	12,904,788
Enterprise Products Partners LP	578,768	14,914,851
Kimbell Royalty Partners LP	150,859	2,145,215
Kinder Morgan, Inc.	903,143	18,848,594
Ovintiv, Inc.(S)	208,265	3,255,179
Plains GP Holdings LP Class A(NON)	277,384	4,618,444
Rattler Midstream LP	238,053	3,592,220
Royal Dutch Shell PLC ADR Class A (United Kingdom)(S)	398,496	20,781,566
Suncor Energy, Inc. (Canada)	330,942	10,123,516
Valero Energy Corp.	153,930	12,977,838

		133,806,936
Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	305,186	19,211,459
Jazz Pharmaceuticals PLC(NON)	105,789	15,164,853
Johnson & Johnson	187,879	27,969,547
Merck & Co., Inc.	331,298	28,306,101
Mylan NV(NON)	480,579	10,294,002

		100,945,962
Professional services (0.2%)
Clarivate Analytics PLC (United Kingdom)(NON)(S)	208,127	4,195,840

		4,195,840
Real estate management and development (0.7%)
CBRE Group, Inc. Class A(NON)	293,779	17,935,208
Kennedy-Wilson Holdings, Inc.	55,724	1,201,409

		19,136,617
Road and rail (0.7%)
Union Pacific Corp.	101,785	18,262,265

		18,262,265
Semiconductors and semiconductor equipment (3.6%)
Intel Corp.	581,022	37,144,736
Lam Research Corp.	89,107	26,572,598
Micron Technology, Inc.(NON)	240,421	12,763,951
ON Semiconductor Corp.(NON)	381,186	8,824,456
Qualcomm, Inc.	103,135	8,798,447
Texas Instruments, Inc.	10,627	1,282,148

		95,386,336
Software (9.0%)
Dynatrace, Inc.(NON)	254,785	7,977,318
Manhattan Associates, Inc.(NON)	6,126	523,528
Microsoft Corp.	1,160,161	197,494,207
Oracle Corp.	530,329	27,815,756
Salesforce.com, Inc.(NON)	7,336	1,337,426

		235,148,235
Specialty retail (2.5%)
Best Buy Co., Inc.	264,847	22,429,892
Home Depot, Inc. (The)	75,453	17,210,829
Lowe's Cos., Inc.	219,268	25,487,712

		65,128,433
Technology hardware, storage, and peripherals (6.2%)
Apple, Inc.	526,193	162,861,995

		162,861,995
Thrifts and mortgage finance (0.3%)
Radian Group, Inc.	330,556	8,095,316

		8,095,316
Trading companies and distributors (0.5%)
United Rentals, Inc.(NON)	96,538	13,099,241

		13,099,241

Total common stocks (cost $1,791,434,098)		$2,537,795,140

INVESTMENT COMPANIES (2.2%)(a)
	Shares	Value
Health Care Select Sector SPDR Fund(S)	219,077	$21,719,294
Industrial Select Sector SPDR Fund(S)	354,235	28,732,001
SPDR S&P Homebuilders ETF(S)	141,244	6,635,643

Total investment companies (cost $49,663,577)		$57,086,938

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Accel Entertainment, Inc.	8/18/22	$11.50	301,087	$846,054
APi Group Corp.	9/7/27	0.33	711,565	195,680
Sirius International Insurance Group, Ltd. (Bermuda)	11/5/23	18.88	464,490	139,347

Total warrants (cost $784,681)				$1,181,081

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 1.81%(AFF)	Shares	83,594,673	$83,594,673
Putnam Short Term Investment Fund 1.70%(AFF)	Shares	17,914,001	17,914,001
U.S. Treasury Bills 1.589%, 4/16/20		$286,000	285,115
U.S. Treasury Bills 1.542%, 6/18/20		1,246,000	1,238,931
U.S. Treasury Bills 1.541%, 4/23/20		513,000	511,259
U.S. Treasury Bills 1.539%, 6/4/20		102,000	101,476

Total short-term investments (cost $103,645,268)			$103,645,455
TOTAL INVESTMENTS

Total investments (cost $1,945,527,624)			$2,699,708,614

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,620,420,416.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $68, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$99,589,606	$838,544,019	$854,538,952	$1,563,876	$83,594,673
	Putnam Short Term Investment Fund**	7,401,136	177,380,218	166,867,353	159,160	17,914,001

	Total Short-term investments	$106,990,742	$1,015,924,237	$1,021,406,305	$1,723,036	$101,508,674
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $83,594,673, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $79,520,676. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$243,933,679	$—	$—
Consumer discretionary	249,025,360	5,546,542	40
Consumer staples	155,730,198	—	—
Energy	133,806,936	—	—
Financials	422,190,166	—	—
Health care	320,685,369	—	—
Industrials	175,114,904	—	28
Information technology	643,333,054	—	—
Materials	56,019,232	—	—
Real estate	71,016,799	—	—
Utilities	61,392,833	—	—

Total common stocks	2,532,248,530	5,546,542	68
Investment companies	57,086,938	—	—
Warrants	985,401	195,680	—
Short-term investments	17,914,001	85,731,454	—

Totals by level	$2,608,234,870	$91,473,676	$68
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	1,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com